Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Significant Transactions with Related Parties
29.
Related party disclosures (cont’d)

The following provides the significant transactions that have been entered into with related parties for the relevant financial year.

	31.12.2022	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	RMB’000	US$’000
Sales of engines and parts
- associates and joint ventures	411,010	924,971	974,112	135,787
- GY and its affiliates	2,262,306	2,034,304	2,120,542	295,595
Purchase of parts, supplies and engines
- associates and joint ventures	1,396,611	1,614,814	1,683,296	234,645
- GY and its affiliates	1,053,607	1,804,457	1,927,305	268,659
Hospitality, restaurant, consultancy and other service income charged to
- a joint venture	5,803	18,427	11,536	1,608
- GY and its affiliates	10,398	18,023	25,521	3,558
Service charge charged by
- joint ventures	128	2,094	833	116
Rental income
- joint ventures	4,634	3,834	2,914	406
- GY and its affiliates	580	12,227	12,657	1,764
Sales of an intangible asset to a joint venture	—	101,390	—	—
Property management service expenses
- GY and its affiliates	22,128	24,668	22,873	3,188
Selling, general and administrative expenses
- GY and its affiliates	30,151	34,178	98,486	13,729
- HLA and its affiliates	8,994	9,194	8,968	1,250
Delivery, storage, distribution and handling expenses
- GY and its affiliates	201,669	212,566	183,020	25,512
Payment for lease liabilities
- GY and its affiliates	19,802	19,615	19,225	2,680
Purchases of vehicles and machineries
- GY and its affiliates	2,513	—	—	—

Compensation of Key Management Personnel

Compensation of key management personnel of the Group

	31.12.2022	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	RMB’000	US$’000
Short-term employee benefits	25,011	30,147	34,625	4,827
Share-based payment	—	—	952	133
Contribution to defined contribution plans	208	305	315	44
	25,219	30,452	35,892	5,004